Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Other current liabilities
Other current liabilities as of December 31, 2018 and 2017 are detailed below:

	December 31,
	2018	2017
	($ in millions)
Revenues and royalties due others	$687	$612
Accrued drilling and production costs	258	216
Joint interest prepayments received	73	74
VPP deferred revenue(a)	59	63
Accrued compensation and benefits	202	214
Other accrued taxes	108	43
Other	212	296
Total other current liabilities	$1,599	$1,518

Other long-term liabilities
Other long-term liabilities as of December 31, 2018 and 2017 are detailed below:

	December 31,
	2018	2017
	($ in millions)
VPP deferred revenue(a)	$63	$122
CHK Utica ORRI conveyance obligation(b)	—	156
Unrecognized tax benefits	53	101
Other	103	97
Total other long-term liabilities	$219	$476
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(a)
At the inception of our volumetric production payment (VPP) agreements, we (i) removed the proved reserves associated with the VPP, (ii) recognized VPP proceeds as deferred revenue which are being amortized on a unit-of-production basis to other revenue over the term of the VPP, (iii) retained responsibility for the production costs and capital costs related to VPP interests and (iv) ceased recognizing production associated with the VPP volumes. The remaining deferred revenue balance will be recognized in other revenues in the consolidated statement of operations through 2021, assuming the related VPP production volumes are delivered as scheduled.

(b)
In 2018, we repurchased a previously conveyed ORRI from the CHK Utica, L.L.C. investors and extinguished our obligation to convey future ORRIs to the CHK Utica, L.L.C. investors for combined consideration of $199 million. The total CHK Utica ORRI conveyance obligation extinguished in 2018 was $183 million, of which $30 million was recorded in current liabilities and $153 million was recorded in long-term liabilities. The fair value of the consideration allocated to the extinguishment of liability, $122 million, was less than the carrying amount of the conveyance obligation and resulted in a gain of $61 million recognized in other income on our consolidated statement of operations. The fair value of the consideration allocated to the purchase of ORRIs on proved producing properties was $77 million and recorded in proved oil and natural gas properties in our consolidated balance sheet.